Fees and Expenses	Dec. 31, 2025
Class I | Mid Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract or by your qualified plan. If the tables did reflect such fees and expenses, the overall expenses would be higher than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.83
Distribution and/or shareholder service (12b-1) fees	None
Other expenses	0.07
Total annual operating expenses	0.90
Fee waivers and/or expense reimbursement	0.04
Total annual operating expenses after fee waivers and/or expense reimbursement[1]	0.86
[1]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class I so that the total annual operating expenses (excluding interest, transaction costs, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.85% of average net assets. This undertaking lasts until 12/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class I will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$88	$274	$486	$1,096

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Portfolio Turnover, Rate	159.00%
Class I | Mid Cap Intrinsic Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract or by your qualified plan. If the tables did reflect such fees and expenses, the overall expenses would be higher than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.85
Distribution and/or shareholder service (12b-1) fees	None
Other expenses	0.21
Total annual operating expenses	1.06
Fee waivers and/or expense reimbursement	0.21
Total annual operating expenses after fee waivers and/or expense reimbursement[1]	0.85
[1]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class I so that the total annual operating expenses (excluding interest, transaction costs, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.85% of average net assets. This undertaking lasts until 12/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class I will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$87	$271	$520	$1,234

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Class I | Quality Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract or by your qualified plan. If the tables did reflect such fees and expenses, the overall expenses would be higher than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.82
Distribution and/or shareholder service (12b-1) fees	None
Other expenses	0.05
Total annual operating expenses	0.87

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$89	$278	$482	$1,073

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
Class I | Short Duration Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract or by your qualified plan. If the tables did reflect such fees and expenses, the overall expenses would be higher than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.57
Distribution and/or shareholder service (12b-1) fees	None
Other expenses	0.36
Total annual operating expenses	0.93

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$95	$296	$515	$1,143

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	62.00%
Class S | Mid Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract or by your qualified plan. If the tables did reflect such fees and expenses, the overall expenses would be higher than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.83
Distribution and/or shareholder service (12b-1) fees	0.25
Other expenses	0.06
Total annual operating expenses	1.14
Fee waivers and/or expense reimbursement	0.03
Total annual operating expenses after fee waivers and/or expense reimbursement[1]	1.11
[1]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class S so that the total annual operating expenses (excluding interest, transaction costs, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.10% of average net assets. This undertaking lasts until 12/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class S will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.10% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class S	$113	$353	$618	$1,378

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Portfolio Turnover, Rate	159.00%
Class S | Mid Cap Intrinsic Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract or by your qualified plan. If the tables did reflect such fees and expenses, the overall expenses would be higher than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.85
Distribution and/or shareholder service (12b-1) fees	0.25
Other expenses	0.23
Total annual operating expenses	1.33
Fee waivers and/or expense reimbursement	0.23
Total annual operating expenses after fee waivers and/or expense reimbursement[1]	1.10
[1]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class S so that the total annual operating expenses (excluding interest, transaction costs, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.10% of average net assets. This undertaking lasts until 12/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class S will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.10% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class S	$112	$350	$659	$1,538

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Class S | Quality Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract or by your qualified plan. If the tables did reflect such fees and expenses, the overall expenses would be higher than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.82
Distribution and/or shareholder service (12b-1) fees	0.25
Other expenses	0.05
Total annual operating expenses	1.12

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class S	$114	$356	$617	$1,363

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%